FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
18	FAIR VALUE MEASUREMENTS

The carrying amounts of all short term bank loans approximate their fair value because of the short maturity of these instruments.

The fair value of contingent consideration liabilities to a non-controlling shareholder of Engen is determined to be RMB17,509 at the acquisition date of Jin Xin by applying income approach. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs (see discussion of the fair value hierarchy in note 2(t)). Key assumptions include (a) a discount rate range of 6.10% to 7.38% and (b) a probability adjusted level of the cumulative net income of Jin Xin for the three-year period ending December 31, 2012. Depending on the level of the cumulative net income of Jin Xin for the three-year period ending December 31, 2012, the future possible outcome for the Company under the contingent consideration arrangement is between an issuance of 12,000,000 ordinary shares to the non-controlling shareholder and a return of 12,000,000 ordinary shares plus the receipt of USD4.5 million in cash from the non-controlling shareholder.

As of December 31, 2010, the fair value of contingent consideration liabilities to a non-controlling shareholder of Engen was determined to be RMB20,377 by applying income approach. The change in fair value of contingent consideration liabilities of RMB2,868 was recognized in the consolidated statements of operations, mainly as a result of an increase of market price of the Company’s ordinary shares as of December 31, 2010 compared to the acquisition date, the change in the discount rate range of 6.61% to 7.87% and the passage of time for the discounting. Other assumptions used to develop the original estimate did not change.

As of December 31, 2011, the fair value of contingent consideration liabilities to a non-controlling shareholder of Engen was determined to be RMB455 by applying income approach. On April 8, 2011, the Company released 6,000,000 ordinary shares from escrow to selling shareholder in accordance to the earn-out arrangement whereby, among others, a maximum of 6,000,000 contingent consideration shares should be released to the non-controlling shareholder, if Jin Xin achieved net income of RMB30,000 or more for the year ended December 31, 2010. As a result of issuance of such contingent consideration shares, the fair value of contingent consideration liabilities decreased by RMB16,172, which mainly represents the decrease of market price of the Company’s ordinary shares as of April 8, 2011 compared to December 31, 2010. The fair value of contingent consideration liabilities also decreased by RMB3,749, that was recognized in the consolidated statements of operations, mainly as a result of a decrease of market price of the Company’s ordinary shares as of December 31, 2011 compared to December 31 2010, the change in the discount rate to 8.55% and the passage of time for the discounting. Other assumptions used to develop the original estimate did not change.

The fair value of contingent consideration liabilities to Xiangbei’s selling shareholders was determined to be RMB17,372 at the acquisition date of Xiangbei by applying income approach. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs (see discussion of the fair value hierarchy in note 2(t)). Key assumptions include (a) a discount rate range of 7.44% to 8.03% ; (b) a probability adjusted level of the cumulative net income of Xiangbei for the three-year period ending December 31, 2013 and (c) a valuation of Engen’s ordinary shares. Depending on the level of the cumulative net income of Xiangbei for the three-year period ending December 31, 2013, the future possible outcome for the Company under the contingent consideration arrangement is between an issuance of 20,000,000 ordinary shares of the Company, an issuance of additional ordinary shares of the Company equivalent to a maximum of RMB20,000 and an issuance of 14.17% of Engen’s equity interest to the selling shareholders and a return of RMB30,000 in cash from the selling shareholders.

As of December 31, 2011, the fair value of contingent consideration liabilities was determined to be RMB10,761 by applying income approach. The change in fair value of contingent consideration liabilities of RMB6,612 was recognized in the consolidated statements of operations, mainly as a result of a decrease of market price of the Company’s ordinary shares as of December 31, 2011 compared to the acquisition date, the change in the discount rate range of 8.20% to 8.83%, a decrease in the valuation of Engen’s ordinary shares and the passage of time for the discounting. Other assumptions used to develop the original estimate did not change.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
	RMB	RMB
Liabilities:
Contingent consideration liabilities	20,377	11,216

Represented by:
Non-current portion	13,585	10,261
Current portion	6,792	955

	20,377	11,216

Significant unobservable inputs (Level 3)	20,377	11,216

As of December 31, 2011, contingent consideration liabilities of RMB955 are expected to be settled within one year.

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of level 1, level 2 or level 3 for the year ended December 31, 2011. The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) assets and liabilities for the year ended December 31, 2011:

	Contingent consideration liabilities
	2010	2011
	RMB	RMB
Balance at January 1	—	20,377
Initial recognition	17,509	17,372
Settlement	—	(16,172)
Change in fair value	2,868	(10,361)

Balance at December 31	20,377	11,216

Net loss for the years ended December 31, 2010 and 2011 included a gain (loss) in connection with the change in fair value of contingent consideration liabilities	(2,868)	10,361

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis during the year ended December 31, 2010 and 2011:

	Year ended December 31,	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Property, plant and equipment	96,929	—	—	96,929	(603,266)

Goodwill	—	—	—	—	(41,440)

					(644,706)

	Year ended December 31,	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	2010	(Level 1)	(Level 2)	(Level 3)	Total loss
	RMB	RMB	RMB	RMB	RMB
Property, plant and equipment	663,946	—	—	663,946	(992,620)

Goodwill	18,647	—	—	18,647	—

					(992,620)